RECENTLY ISSUED ACCOUNTING STANDARDS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating leases, right of use assets, net	$ 196,827		$ 205,328
Present value of operating lease liabilities	187,669		198,462
Ship operating expenses	38,600	$ 46,600
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating leases, right of use assets, net			205,300
Present value of operating lease liabilities			198,500
Cumulative effect of new accounting principle in period of adoption			$ (2,500)
Retained Earnings | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ 0		$ (2,485)
Vessels leased to third parties
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ship operating expenses	$ 7,600